Schedule of Cash flows for the Operating Leases (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Leases
Amortization of right-of-use assets			$ 88	$ 111
Change in operating lease liability	$ (39)	$ (34)	$ (73)	$ (87)